Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

11. Income Taxes

The Company has historically generated net operating losses in each of the tax jurisdictions in which it operates and has provided a valuation allowance against net deferred tax assets due to uncertainties regarding the Company’s ability to realize these assets.

The provision for income taxes consists of the following:

	Year Ended
	December 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	115	—	—
Total Current	115	—	—

Deferred:
Federal	—	—	—
State	—	—	—
Total Deferred	—	—	—
Provision for income taxes	$115	$—	$—

A reconciliation of the Company’s effective tax rate to the statutory U.S. federal rate of 21% is as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. Federal provision (benefit)
At statutory rate	$(25,693)	$(5,956)	$(5,608)
State taxes	90	—	—
Valuation allowance	26,245	6,320	5,671
Stock based compensation	(7,257)	(182)	(141)
Permanent differences	6,730	(182)	78
Total	$115	$—	$—

Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$47,864	$21,309
Stock-based compensation	2,492	1,646
Reserves and accruals	1,239	513
Other	291	2
Total deferred tax assets	$51,886	$23,470
Less: valuation allowance	(51,859)	(23,455)
Deferred tax assets, net of valuation allowance	$27	$15
Deferred tax liabilities:
Fixed assets	(27)	(15)
Total deferred tax liabilities	$(27)	$(15)
Net deferred tax assets	$—	$—

A valuation allowance is required to be established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain. A full review of all positive and negative evidence needs to be considered. As of December 31, 2020 and 2019, the Company has provided a full valuation allowance on its deferred tax assets. The change in total valuation allowance from 2019 to 2020 was an increase of $28.4 million.

The Company has net operating loss carryforwards for federal and state income tax purposes of approximately $201.3 million and $64.9 million, respectively, as of December 31, 2020. The federal and state net operating loss carryforwards, if not utilized, will expire beginning in 2033 and 2031, respectively.  $165.3 million of the federal net operating loss carryforwards are not subject to expiration. Utilization of some of the federal and state net operating loss and credit carryforwards may be subject to annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses and credits before utilization. The Company has not performed a Section 382 study as of December 31, 2020.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security ("CARES Act") was signed into law. Among other things, the CARES Act permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The CARES Act also contains modifications on the limitation of business interest for tax years beginning in 2019 and 2020. The modifications to Section 163(j) increase the allowable business interest deduction from 30% of adjusted taxable income to 50% of adjusted taxable income. The CARES Act did not have a significant impact to the Company for any years.

On June 29, 2020, California Governor Newsom signed to law the state's budget package which included Assembly Bill 85 (AB 85). AB 85 contained two major tax changes: (1) it suspends the usage of net operating losses (NOLs) for certain taxpayers; and (2) it limits certain business tax credits for tax years 2020, 2021, and 2022. Skillz is in a taxable loss position in 2020 and thus the bill has no impact on the 2020 provision. The Company will continue to monitor the impact of AB 85, if any, on future periods.

The Company files tax returns in the U.S., California, Massachusetts, and Oregon. The Company is not currently under examination in any of these jurisdictions and all its tax years remain open to examination due to net operating loss carryforwards. The Company does not have any reserves for uncertain tax positions.